BORROWINGS	12 Months Ended
Sep. 30, 2024
BORROWINGS
BORROWINGS

12.         BORROWINGS

Borrowings consisted of the following:

	September 30,
	2023	2024
	RMB	RMB
Borrowing from Agricultural Bank of China under Xinjiang Origin, due on September 24, 2025 with annual interest rate of 3.35%, secured by Xinjiang Origin’s properties and land use right	—	4,950
Interest-free borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”)	—	—
Long-term borrowings	—	—